Accounts Payable and Accrued Expenses (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts payable	$ 851,495	$ 1,450,531
Office access deposits	340	340
Accrued compensation	400,798	175,000
Unearned revenue	69,784	0
Accrued interest (working interest royalty programs)	1,341,079	0
Accrued tax penalties and interest	398,114	398,114
Accounts payable and accrued expenses	$ 3,061,610	$ 2,023,985